Condensed consolidated statement of profit or loss and comprehensive income - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue from contracts with customers	$ 1,556,623	$ 978,233
Cost of sales of goods	(435,198)	(231,479)
Gross profit	1,121,425	746,754
Other income	295,504	310,397
Other gains/(losses) - net	44,330	257,501
General and administrative expenses	(1,616,890)	(1,865,168)
Research and development expenses	(761,421)	(514,388)
Selling and marketing expenses	(571,110)	(517,034)
Operating loss	(1,488,162)	(1,581,938)
Finance income	259	39
Finance expenses	(2,346)
Finance costs - net	(2,087)	39
Loss before income tax	(1,490,249)	(1,581,899)
Income tax expense
Loss for the period	(1,490,249)	(1,581,899)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	(23,857)	(112,270)
Total comprehensive loss for the period	$ (1,514,106)	$ (1,694,169)
Loss per share for profit attributable to the ordinary equity holders of the company:
Basic/diluted loss per share	$ (0.8)	$ (1.2)